SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of Stock Options and RSUs Granted

F - 17

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 10:SHAREHOLDERS' EQUITY (Cont.)

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2020:

	Six months ended June 30, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,075,600	$3.64	3.30	$1,366
Granted	316,830	2.13
Exercised	(464,667)	1.19
Forfeited or expired	(736,890)	4.87

Outstanding at end of the period	6,190,873	3.67	3.08	$1,019

Options exercisable at end of the period	4,219,760	$4.14	2.26	$985

Vested and expected to vest	5,807,340	$3.75	2.95	$1,010

The weighted average fair value of options granted during the six months ended June 30, 2020 and 2019 was $0.96 and $1.57, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2020:

	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	373,623	$785
Granted	4,300
Vested	(12,094)
Forfeited	(13,410)

Unvested at end of period	352,419	758

Schedule of Equity-Based Compensation Expense

The following table sets forth the total share-based compensation expenses included in the interim consolidated statements of operations for the six months ended June 30, 2020 and 2019:

	Six months ended June 30,
	2019	2020

Cost of revenues	31	60
Research and development	201	99
Selling and marketing	382	268
General and administrative	558	440

Total share-based compensation expense	$1,172	$867